Significant accounting policies (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) customer segment	Dec. 31, 2024 USD ($) customer	Jul. 19, 2021
Significant accounting policies (Details) [Line Items]
Cost of revenues	$ 83,127,061	$ 79,912,121
Capitalized interest cost	$ 200,000	200,000
Finite lived intangible asset useful lives	15 years
Impairment of finite-lived intangibles	$ 0	0
Advertising costs	100,000	200,000
Unrecognized tax benefits, interest and penalties	$ 0	$ 0
Unrecognized tax benefit duration	12 months
Number of operating segment | segment	1
Revenue from Rights Concentration Risk [Member] | Revenue Benchmark [Member]
Significant accounting policies (Details) [Line Items]
Number of major customer | customer	1	1
Revenue from Rights Concentration Risk [Member] | Accounts Receivable [Member]
Significant accounting policies (Details) [Line Items]
Number of major customer | customer		1
Revenue from Rights Concentration Risk [Member] | Customer 1 [Member] | Revenue Benchmark [Member]
Significant accounting policies (Details) [Line Items]
Percentage of net sales	10.00%	10.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Significant accounting policies (Details) [Line Items]
Number of major customer | customer	1
Customer Concentration Risk [Member] | Customer 1 [Member] | Revenue Benchmark [Member]
Significant accounting policies (Details) [Line Items]
Percentage of net sales	10.00%
Shipping and Handling [Member]
Significant accounting policies (Details) [Line Items]
Cost of revenues	$ 9,500,000	$ 9,600,000
North America [Member] | Revenue from Rights Concentration Risk [Member] | Revenue Benchmark [Member]
Significant accounting policies (Details) [Line Items]
Percentage of net sales	99.00%	99.00%
UNITED STATES | Revenue from Rights Concentration Risk [Member] | Revenue Benchmark [Member]
Significant accounting policies (Details) [Line Items]
Percentage of net sales	93.00%	93.00%
Minimum [Member]
Significant accounting policies (Details) [Line Items]
Useful lives of assets	3 years
Leases remaining lease term	1 year
Maximum [Member]
Significant accounting policies (Details) [Line Items]
Useful lives of assets	20 years
Leases remaining lease term	5 years
Emerald Lake Capital LP [Member] | US Salt Parent Holdings [Member]
Significant accounting policies (Details) [Line Items]
Percentage of ownership interest			99.50%
Emerald Lake Capital LP [Member] | US Salt Intermediate Holdings, LLC [Member]
Significant accounting policies (Details) [Line Items]
Percentage of noncontrolling parent interest	1.00%
Emerald Lake Capital LP [Member] | Class A units [Member] | US Salt Parent Holdings [Member]
Significant accounting policies (Details) [Line Items]
Percentage of ownership interest	99.50%